Offerings	Oct. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99994
Maximum Aggregate Offering Price	$ 749,955,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,246.09
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Notes due 2031
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.998
Maximum Aggregate Offering Price	$ 499,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,413.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2033
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99873
Maximum Aggregate Offering Price	$ 998,730,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,889.51
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.550% Notes due 2036
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.9978
Maximum Aggregate Offering Price	$ 748,350,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,106.45
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.